Label	Element	Value
Accounting Standards Update 2017-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | AOCI Attributable to Parent [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	$ (4,831,000)
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	(3,017,000)
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Common Stock [Member] | Limited Partner [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	1,777,000
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | General Partner [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	(1,037,000)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Noncontrolling Interest [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	$ (3,224,000)